Share-Based Compensation - Share-based compensation expense (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation
Share-based compensation expense	$ 556	$ 858	$ 3,001	$ 5,820
Research and development
Share-Based Compensation
Share-based compensation expense	142	244	842	2,529
General and administrative
Share-Based Compensation
Share-based compensation expense	$ 414	$ 614	$ 2,159	$ 3,291